INCOME TAXES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Operating Expenses:
Corporate Income Tax	$ 649,032	$ 709,197
Vat, Urban Construction Tax And Levies	62,129	119,498
Income Tax, Total	$ 711,841	$ 828,695